Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Operating Segments

The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2020, 2019 and 2018, and as at December 31, 2020 and 2019 are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2020
Revenues
External customers	101,789	79,215	—	—	181,004
Service revenues	95,748	77,886	—	—	173,634
Non-service revenues	6,041	1,329	—	—	7,370
Inter-segment transactions	2,422	19,524	—	(21,946)	—
Service revenues	2,422	19,524	—	(21,946)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,211	98,739	—	(21,946)	181,004

Results
Depreciation and amortization	35,134	19,383	—	(7,037)	47,480
Asset impairment	2,196	5,490	1	(41)	7,646
Interest income	537	636	92	(55)	1,210
Equity share in net earnings (losses) of associates and joint ventures	—	50	(2,378)	—	(2,328)
Financing costs – net	6,886	6,059	55	(2,914)	10,086
Provision for (benefit from) income tax	3,901	3,734	(617)	1,423	8,441
Net income (loss) / Segment profit (loss)	14,424	14,509	(318)	(4,035)	24,580
Adjusted EBITDA	60,272	33,405	(12)	(7,507)	86,158
Adjusted EBITDA margin	61%	34%	—	34%	50%
Core income (loss)	15,698	15,463	193	(4,225)	27,129

Assets and liabilities
Operating assets	219,412	319,384	6,371	(41,000)	504,167
Investments in associates and joint ventures	40	43,690	8,393	—	52,123
Deferred income tax assets – net	6,943	11,628	(350)	1,335	19,556
Total assets	226,395	374,702	14,414	(39,665)	575,846
Operating liabilities	227,687	274,614	1,457	(48,303)	455,455
Deferred income tax liabilities	23	330	—	373	726
Total liabilities	227,710	274,944	1,457	(47,930)	456,181

Other segment information
Capital expenditures, including capitalized interest (Note 9)	33,118	38,786	—	—	71,904

December 31, 2019
Revenues
External customers	94,488	74,699	—	—	169,187
Service revenues	88,243	73,112	—	—	161,355
Non-service revenues	6,245	1,587	—	—	7,832
Inter-segment transactions	2,418	14,707	—	(17,125)	—
Service revenues	2,418	14,707	—	(17,125)	—
Non-service revenues	—	—	—	—	—
Total revenues	96,906	89,406	—	(17,125)	169,187

Results
Depreciation and amortization	29,484	16,141	—	(5,969)	39,656
Asset impairment	1,133	3,699	1	—	4,833
Equity share in net earnings (losses) of associates and joint ventures	—	568	(2,103)	—	(1,535)
Interest income	703	680	362	—	1,745
Financing costs – net	6,422	5,078	—	(2,947)	8,553
Provision for (benefit from) income tax	4,423	5,341	(444)	230	9,550
Net income (loss) / Segment profit (loss)	13,101	11,421	(1,769)	33	22,786
Adjusted EBITDA	52,789	33,162	(101)	(6,035)	79,815
Adjusted EBITDA margin	58%	38%	—	—	49%
Core income (loss)	13,685	12,531	(1,151)	46	25,111

Assets and liabilities
Operating assets	287,059	198,468	7,943	(45,929)	447,541
Investments in associates and joint ventures	10	73,386	9,897	(29,430)	53,863
Deferred income tax assets – net	13,102	11,791	(711)	(559)	23,623
Total assets	300,171	283,645	17,129	(75,918)	525,027
Operating liabilities	221,755	229,855	833	(46,289)	406,154
Deferred income tax liabilities	1,986	384	252	(39)	2,583
Total liabilities	223,741	230,239	1,085	(46,328)	408,737

Other segment information
Capital expenditures, including capitalized interest (Note 9)	30,718	42,153	—	—	72,871

December 31, 2018
Revenues
External customers	87,193	74,593	1,128	—	162,914
Service revenues	80,265	71,020	1,084	—	152,369
Non-service revenues	6,928	3,573	44	—	10,545
Inter-segment transactions	2,736	10,629	10	(13,375)	—
Service revenues	2,736	10,628	10	(13,374)	—
Non-service revenues	—	1	—	(1)	—
Total revenues	89,929	85,222	1,138	(13,375)	162,914

Results
Depreciation and amortization	24,778	22,303	159	—	47,240
Asset impairment	3,319	4,746	—	—	8,065
Equity share in net earnings (losses) of associates and joint ventures	62	171	(320)	—	(87)
Interest income	719	812	536	(124)	1,943
Financing costs – net	1,865	5,195	131	(124)	7,067
Provision for income tax	1,333	1,336	1,173	—	3,842
Net income (loss) / Segment profit (loss)	5,725	6,059	7,971	(782)	18,973
Adjusted EBITDA	34,235	30,875	(2,688)	1,605	64,027
Adjusted EBITDA margin	41%	38%	—	—	42%
Core income (loss)	9,760	6,925	9,952	(782)	25,855

Assets and liabilities
Operating assets	230,182	199,557	30,962	(61,075)	399,626
Investments in associates and joint ventures	—	43,426	12,001	—	55,427
Deferred income tax assets – net	16,879	12,479	(1,119)	(542)	27,697
Total assets	247,061	255,462	41,844	(61,617)	482,750
Operating liabilities	168,837	206,812	16,773	(29,319)	363,103
Deferred income tax liabilities	2,321	482	367	(189)	2,981
Total liabilities	171,158	207,294	17,140	(29,508)	366,084

Other segment information
Capital expenditures, including capitalized interest (Note 9)	32,248	26,242	—	—	58,490

Summary of Reconciliation of Consolidated Net Income to Consolidated Adjusted EBITDA

The following table shows the reconciliation of our consolidated net income to our consolidated adjusted EBITDA for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(in million pesos)
Consolidated net income	24,580	22,786	18,973
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Financing costs – net (Note 5)	10,086	8,553	7,067
Provision for income tax (Note 7)	8,441	9,550	3,842
Amortization of intangible assets (Note 15)	2,496	758	892
Equity share in net losses of associates and joint ventures (Note 11)	2,328	1,535	87
Losses (gains) on derivative financial instruments – net (Note 28)	378	284	(1,086)
Impairment of investments (Note 11)	60	34	172
Interest income (Note 5)	(1,210)	(1,745)	(1,943)
Foreign exchange losses (gains) – net (Notes 5 and 28)	(1,488)	(424)	771
Other income – net (Note 5)	(6,993)	(1,172)	(14,110)
Noncurrent asset impairment	—	—	2,122
Total adjustments	61,578	57,029	45,054
Consolidated Adjusted EBITDA	86,158	79,815	64,027

Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income

The following table shows the reconciliation of our consolidated net income to our consolidated core income for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(in million pesos)
Consolidated net income	24,580	22,786	18,973
Add (deduct) adjustments:
Manpower rightsizing program, or MRP (Note 5)	2,625	3,296	1,703
Sun trademark amortization (Note 12)	1,877	—	—
Investment derecognized (Note 12)	599	—	—
Losses (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	284	233	(1,135)
Impairment of investments (Note 11)	60	34	172
Core income adjustment on equity share in net losses (earnings) of associates and joint ventures	(6)	(226)	23
Net income attributable to noncontrolling interests	(296)	(265)	(57)
Foreign exchange losses (gains) – net (Notes 5 and 28)	(1,488)	(424)	771
Unrealized losses in fair value of investments	—	675	1,154
Depreciation due to shortened life of property and equipment	—	—	4,564
Noncurrent asset impairment	—	—	2,122
Investment written-off	—	—	362
Nonrecurring income	—	—	(1,018)
Net tax effect of aforementioned adjustments	(1,106)	(998)	(1,779)
Total adjustments	2,549	2,325	6,882
Consolidated core income	27,129	25,111	25,855

Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	125.29	125.29	115.95	115.95	119.39	119.39
Add (deduct) adjustments:
Foreign exchange gains (losses) – net	5.36	5.36	1.73	1.73	(3.57)	(3.57)
Core income adjustment on equity share in net earnings (losses) of associates and joint ventures	0.03	0.03	1.05	1.05	(0.11)	(0.11)
Impairment of investments	(0.28)	(0.28)	(0.16)	(0.16)	(0.80)	(0.80)
Gains (losses) on derivative financial instruments – net, excluding hedge costs	(0.92)	(0.92)	(0.75)	(0.75)	4.08	4.08
Investment derecognized	(2.77)	(2.77)	—	—	—	—
Sun trademark amortization	(6.08)	(6.08)	—	—	—	—
MRP	(8.51)	(8.51)	(10.73)	(10.73)	(5.52)	(5.52)
Unrealized losses in fair value of investments	—	—	(3.12)	(3.12)	(5.34)	(5.34)
Investment written-off	—	—	—	—	(1.68)	(1.68)
Noncurrent asset impairment	—	—	—	—	(9.82)	(9.82)
Depreciation due to shortened life of property and equipment	—	—	—	—	(14.06)	(14.06)
Others	—	—	—	—	4.71	4.71
Total adjustments	(13.17)	(13.17)	(11.98)	(11.98)	(32.11)	(32.11)
Consolidated EPS attributable to common equity holders of PLDT (Note 8)	112.12	112.12	103.97	103.97	87.28	87.28

Summary of Revenues from External Customers by Category of Products and Services

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	(in million pesos)
Wireless services
Service revenues:
Mobile	95,589	87,823	79,904
Home broadband	40	85	155
MVNO and others	119	335	206
	95,748	88,243	80,265
Non-service revenues:
Sale of mobile handsets and broadband data modems	6,041	6,245	6,928
Total wireless revenues	101,789	94,488	87,193
Fixed line services
Service revenues:
Voice	19,484	19,890	21,148
Data	58,064	52,787	49,504
Miscellaneous	338	435	368
	77,886	73,112	71,020
Non-service revenues:
Sale of computers, phone units and SIM cards	1,140	1,193	3,056
Point-product-sales	189	394	517
	1,329	1,587	3,573
Total fixed line revenues	79,215	74,699	74,593
Other services	—	—	1,128
Total revenues	181,004	169,187	162,914